Derivative Instruments - Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Swaps | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets		$ 0	$ 361,802
Interest Rate Swaps | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability	$ 5,286,666	1,695,140	0
Interest Rate Caps | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets		28,847	87,808
Foreign Currency Hedges | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets			$ 4,016,806
Foreign Currency Hedges | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability	$ 149,200	$ 1,425,632